Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Oct. 04, 2023	Dec. 31, 2022	Oct. 06, 2022
fSchedule of Accrued Expenses and Other Current Liabilities [Abstract]
Audit and professional fees	$ 18,187	$ 17,605		$ 1,101
Excise tax payable on FAST II stock redemptions	2,211	2,211
Accrued payroll and related expenses	1,174	592
Accrued interest	400	9		405
Demand note payable	50
Short-term advance from affiliate	2,287		$ 1,975		$ 8,700
Other	23	423		$ 638
Total	$ 24,332	$ 20,840